NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2018
NATURE OF BUSINESS [Abstract]
NATURE OF BUSINESS
1.	NATURE OF BUSINESS

Nordic American Tankers Limited (“NAT”) was formed on June 12, 1995 under the laws of the Islands of Bermuda. The Company’s shares trade under the symbol “NAT” on the New York Stock Exchange. The Company was formed for the purpose of acquiring and chartering out double-hull tankers.

The Company is an international tanker company that currently has a fleet of 23 Suezmax tankers. During 2018 the Company has sold ten pre-2000 built vessels  and taken delivery of three newbuildings. The Company expects to expand the fleet over time despite the disposal of older tonnage during 2018. The 23 vessels the Company operated per December 31, 2018, average approximately 156,000 dwt each. In 2018, 2017 and 2016, the Company chartered its operating vessels primarily in the spot market.

Through its subsidiary Scandic American Shipping Ltd. (“Scandic”), NAT receives  administrative and technical operations services, and through NAT Chartering Ltd (“NATC”),  commercial management services. Accordingly, these financial statements are presented on a consolidated basis for NAT and its subsidiaries (“the Company”).

Tanker markets are typically stronger in the fall and winter months (the fourth and first quarters of the calendar year) in anticipation of increased oil consumption in the northern hemisphere during the winter months.  Seasonal variations in tanker demand normally result in seasonal fluctuations in spot market charter rates.

The Company’s Fleet

Including three newbuildings, the Company’s current fleet consists of 23 Suezmax crude oil tankers of which the vast majority have been built in Korea.

Vessel	Built in	Deadweight Tons	Delivered to NAT in
Nordic Freedom	2005	159,331	2005
Nordic Moon	2002	160,305	2006
Nordic Apollo	2003	159,998	2006
Nordic Cosmos	2003	159,999	2006
Nordic Grace	2002	149,921	2009
Nordic Mistral	2002	164,236	2009
Nordic Passat	2002	164,274	2010
Nordic Vega	2010	163,940	2010
Nordic Breeze	2011	158,597	2011
Nordic Zenith	2011	158,645	2011
Nordic Sprinter	2005	159,089	2014
Nordic Skier	2005	159,089	2014
Nordic Light	2010	158,475	2015
Nordic Cross	2010	158,475	2015
Nordic Luna	2004	150,037	2016
Nordic Castor	2004	150,249	2016
Nordic Sirius	2000	150,183	2016
Nordic Pollux	2003	150,103	2016
Nordic Star	2016	159,000	2016
Nordic Space	2017	159,000	2017
Nordic Tellus	2018	157,000	2018
Nordic Aquarius	2018	157,000	2018
Nordic Cygnus	2018	157,000	2018